Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent events
22.	Subsequent events

On January 3, 2024, the Company effected a 1-for-2 reverse stock split of ADS.

The Group has evaluated events subsequent to the balance sheet date of December 31, 2023 through May 15, 2024, the date on which the consolidated financial statements were issued and noted that there are no other subsequent events except for the events mentioned above.